Note 10 - Retirement Plans - Pension and Post Retirement Plan Adjustments (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Balance	$ 417,485
Balance	394,364
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(18,285)
Other comprehensive loss	(60,935)
Balance	$ (79,220)